OTHER INCOME	12 Months Ended
Dec. 31, 2013
OTHER INCOME
OTHER INCOME	16. OTHER INCOME Other income for the year ended December 31, 2013 was RMB7.4 million, mainly representing a tax refund from the local government of the Group's operating entities located in Shanghai.